Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt

Note 6 — Long-Term Debt

The Company’s debt obligations consist of the following:

	As of
	March 31, 2021		December 31, 2020
in thousands	Principal	Unamortized Discount	Principal	Unamortized Discount
Term loan	$2,500	$—	$2,800	$—
Equipment advances	2,937	—	3,636	—
Paycheck Protection Program note	4,850	—	4,850	—
Convertible notes	—	—	59,835	12,200

Total debt	10,287		71,121
Less: debt discount	—		(12,200)
Less: current portion	(3,839)		(51,635)

Total long-term debt book value, net	$6,448		$7,286

Debt issuance costs were not material for any debt obligations individually, or in the aggregate, for the issuances of the above debt obligations as of March 31, 2021 and December 31, 2020. Therefore, debt issuance costs were expensed upon the issuance of respective debt obligations. The Company is in compliance with all financial covenants required by the loans as of March 31, 2021.

Current portion of long-term debt includes those principal balances and unamortized debt discount expected to be repaid within twelve months from March 31, 2021 and December 31, 2020.

Term Loan and Equipment Advances

On December 25, 2018, the Company entered into a loan agreement (the “2018 Loan Agreement”) with Silicon Valley Bank (“SVB”). Pursuant to the 2018 Loan Agreement, the Company can borrow up to a total of $3.0 million term loans (“2018 Term Loans”) and $7.0 million equipment loans (“2018 Equipment Advances”) with access period ending on April 30, 2020 for 2018 Term Loans and June 30, 2019 for 2018 Equipment Advances. For the 2018 Term Loans, monthly payments of interest only were required to be made commencing on the first day of the month following the month in which the funding occurs with respect to such term loan, and continuing thereafter on the first day of each successive calendar month, through April 30, 2020. Commencing May 1, 2020 and continuing thereafter on the first day of each successive calendar month through its maturity date, monthly payments of equal principal and accrued interest are required to be remitted. For each equipment advance, commencing on the first day of the month following the month in which the funding date occurs with respect to such equipment advance, and continuing thereafter on the first day of each successive calendar month through its equipment maturity dates, monthly payments of equal principal and accrued interest are required to be remitted. The 2018 Term Loans bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.5% above the Prime Rate. The 2018 Equipment Advances bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.0% above the Prime Rate. As of March 31, 2021 and December 31, 2020, the interest rate for the 2018 Term Loans and the 2018 Equipment Advances is 5.25%. The Prime Rate is defined as the rate of interest per annum from time to time published in the money rates section of The Wall Street Journal or any successor publication. Interest is payable monthly and compounded monthly based on a 360-day year.

Borrowings under the 2018 Loan Agreement are secured by a security interest in all goods, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles, accounts, documents, instruments, chattel paper, cash, deposit accounts, fixtures, letters of credit rights , securities, and all other investment property, supporting obligations, and financial assets, whether now owned or hereafter acquired, wherever located.

In connection with the execution of the 2018 Loan Agreement, the Company entered into a 2018 warrant agreement which granted certain warrants to SVB (the “Warrants”). The Warrants were issued in one initial tranche on December 25, 2018 and three subsequent tranches in 2019 each time the Company made an additional debt draw under the 2018 Loan Agreement. Pursuant to the warrant agreement, SVB has the option to purchase an aggregate of 722,586 shares of Class A common stock. The warrants have a weighted average exercise price of $0.16 per share and are exercisable for a period of 10 years. The Company accounted for all the Warrants issued as equity instruments since the Warrants are indexed to the Company’s common shares and meet the criteria for classification in stockholders’ equity. The Company concluded that the fair value of the Warrants issued at inception is de minimis, therefore, the Company did not record it in the condensed consolidated financial statements.

On April 2, 2020, the Company received a six-month deferral for all principal payments for the Company’s term loans and equipment advances with Silicon Valley Bank. The amount of principal deferred into 2021 amounted to $2.0 million.

The issuances under the 2018 Term Loan and 2018 Equipment Advances are as follows:

in thousands	Principal	Maturity Date
Term Loan	$3,000	April 1, 2023
Equipment Advances — January 31, 2019 Issuance	2,410	January 1, 2022
Equipment Advances — April 29, 2019 Issuance	2,428	April 1, 2022
Equipment Advances — June 27, 2019 Issuance	2,162	June 1, 2022

Total	$10,000

Paycheck Protection Program Note (“PPP Note”)

On April 20, 2020, the Company received loan proceeds of approximately $4.9 million under the Paycheck Protection Program (“PPP”), offered by the U.S. Small Business Administration (the “SBA”) pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Note proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves, rent and utilities, and mortgage interest payments. The PPP Note is subject to forgiveness to the extent proceeds are used for payroll costs, including payments required to continue group health care benefits, and certain rent, utility, and mortgage interest expenses (collectively, “Qualifying Expenses”), pursuant to the terms and limitations of the PPP Note.

The Company used the PPP Note amount intended for Qualifying Expenses. However, no assurance is provided that the Company will obtain forgiveness of the PPP Note in whole or in part. The interest rate on the PPP Note is a fixed rate of 1% per annum. The PPP Note matures in two years. In the first quarter of the year ended December 31, 2021, the Company submitted a forgiveness application to its lender seeking full forgiveness of the PPP Note. The eligibility requirement of the PPP Note is subjective, and if determined that the Company is ineligible to receive the PPP Note, the Company could be required to pay the PPP Note in its entirety.

Convertible Notes

Issuance of Convertible Notes

From June 2019 through July 2019, the Company issued $14.8 million of convertible promissory notes (the “June 2019 Convertible Notes”) to certain investors. The June 2019 Convertible Notes mature on June 10, 2021 and accrue interest at 2.37% or 2.13%, compounded annually on basis of 360-days year of twelve 30-day months. Principal and any accrued but unpaid interest are due and payable at maturity.

From October 2019 through December 2020, the Company issued $45.0 million of convertible promissory notes (the “October 2019 Convertible Notes”) to certain investors (the “Convertible Notes”, collectively with the “June 2019 Convertible Notes”). The October 2019 Convertible Notes mature on October 01, 2021 and accrue interest at 1.69%, 1.59% or 1.85%, compounded annually on basis of 360-days year of twelve 30-day months. Principal and any accrued but unpaid interest are due and payable at maturity.

Pursuant to the terms of the Convertible Notes, the Convertible Notes will convert, including outstanding principal and any accrued but unpaid interest, with no fractional shares and proper notice based on the below:

Maturity: Upon maturity, convert into the shares issued in the then most recent Preferred Stock financing at the lowest price per share of such shares in such financing at the option of the holders.

Next Equity Financing: Upon the Company’s next equity financing yielding at least $20 million in a single transaction for the June 2019 Convertible Notes and $50 million in a single transaction for the October 2019 Convertible Notes (“Next Equity Financing”), the Convertible Notes shall automatically convert into those equity securities issued at a price lesser of 80% of the qualified financing price or a per share price reflecting a pre-money, fully-diluted valuation of $350 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.

Change of Control: In the event of a change of control, immediately prior, the note shall convert into cash equal to 1.5 times the outstanding principal and any accrued but unpaid interest or at the option of the holder convert into common stock at a price per share equal to the lesser of 80% of the change of control price per common stock or a per share price reflecting a pre-money, fully-diluted valuation of $500 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.

Upon maturity, the holders of the Convertible Notes have the option to extend the maturity date for another 2 years.

The Company determined that the contingent share-settled redemption upon the Next Equity Financing or Change of Control at 80% of the next round price and the contingent redemption upon Change of Control at 1.5 times of the outstanding principal and accrued interest were embedded derivatives (“Redemption Obligation”) that required bifurcation as derivative liabilities as well as upon issuance a reduction in the carrying value of the underlying note. The Company measures the bifurcated compound derivative at fair value based on significant inputs not observable in the market, which causes them to be classified as Level 3 measurements within the fair value hierarchy. Redemption Obligation derivatives are determined to be material at each issuance date. The bifurcated derivative was bifurcated from each note at the amount of the fixed premium, and the expected premium based on likelihood of the Next Equity Financing at different dates which result in differing levels of premium.

The bifurcated embedded derivative had a zero fair value as of December 31, 2020 and through the settlement of the Convertible Notes in January 2021. The following tables present changes in fair value of the embedded compound derivative (associated with the Company’s Convertible Notes) for the three months ended March 31, 2021 and 2020:

	Embedded Derivative in Convertible Notes
	March 31,
in thousands	2021	2020
Balance — beginning of period	$—	$4,698
Additions	—	3,261
Measurement adjustments	—	(293)

Balance — end of period	$—	$7,666

The measurement adjustments are recognized in other income, net within the Company’s Condensed Consolidated Statements of Operations. To determine the fair value of the embedded derivatives, the Company used an income approach considering potential future conversion and calibrated a discount rate to be consistent with the price paid at Issuance. The income approach considered assumptions including preferred stock values, volatilities, risk free rates, and discount rates/additional discount factors calibrated to be consistent with the price paid at Issuance. Additionally, other key assumptions included probability and timing of financing or the note remaining outstanding through maturity. The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of embedded derivatives at each issuance:

At Issuance	June 2019 Convertible Notes	October 2019 Convertible Notes	Q4 2020 Convertible Notes
Preferred stock value	$1.30	$1.30	$1.98 — 2.32
Risk free rates	1.8% — 2.0%	0.9% — 1.8%	0.1%
Risk-adjusted discount rate	15.0%	15.0%	15.0%
Additional discount factor	0.1% — 0.9%	0.9% — 4.7%	4.7%
Preferred volatility	15.3%	15.3%	20%

Prior to the adoption of ASU 2020-06 on January 1, 2021 and upon issuance of the Convertible Notes, the Company assessed whether an immediate beneficial conversion feature (“BCF”) existed with regards to the non-contingent conversion option upon maturity to convert the Convertible Notes into the shares issued in the most recent Preferred Stock financing (i.e., Series B Preferred Stock) at the issuance of the Convertible Notes. A beneficial conversion feature exists when convertible instruments are issued with an initial “effective conversion price” that is less than the fair value of the underlying stock. The Company determined that there was no BCF associated with such conversion feature upon issuance except for the Convertible Notes issued on October 29, 2020, November 12, 2020, November 16, 2020, November 19, 2020, December 01, 2020 and December 11, 2020 (“Q4 2020 Convertible Notes”). At the commitment dates, the Company determined the conversion feature related to the Q4 2020 Convertible Notes to be beneficial to the investors. The following table summarizes the calculation of the BCFs as of the issuance dates of these Q4 2020 Convertible Notes, which continued to be presented in additional paid in capital as of December 31, 2020:

				As of December 31, 2020
	Effective Conversion Price	Fair Value of Series B Preferred Stock	Number of Shares upon Conversion	BCF in thousands
October 29, 2020	$1.33	$2.32	1,125,281	$1,113
November 12, 2020	1.33	2.32	4,456,114	4,407
November 16, 2020	1.33	2.32	871,378	862
November 19, 2020	1.33	2.32	2,504,466	2,476
December 01, 2020	1.33	2.32	120,030	119
December 11, 2020	1.33	2.32	750,188	742

Total				$9,719

Prior to the adoption of ASU 2020-06 on January 1, 2021, the Company recorded a total BCF of $9.7 million, representing the intrinsic value of the in-the-money portion of the non-contingent conversion option upon maturity, in equity, with an offsetting reduction to the carrying amount of the Q4 2020 Convertible Notes as a debt discount upon issuance. The equity component of $9.7 million was not re-measured as long as it continued to meet the conditions for equity classification. The debt discounts resulting from the accounting for a beneficial conversion option and the fair value of embedded derivative at issuance were amortized using the effective interest method over the term of the Q4 2020 Convertible Notes.

For all other Convertible Notes, the debt discount resulting from the bifurcation of the embedded derivatives at issuance was amortized into interest expense using the effective interest method over the term of the Convertible Notes. All Convertible Notes were classified as current liabilities as of December 31, 2020.

On January 1, 2021, the Company elected to adopt ASU 2020-06 based on a modified retrospective transition method. Under such transition, prior-period information has not been retrospectively adjusted. In accounting for the Q4 2020 Convertible Notes after the adoption of ASU 2020-06, the BCFs and unamortized debt discount associated with the recognition of such BCFs were derecognized from the Condensed Consolidated Balance Sheets as of January 1, 2021, resulting in a $9.0 million increase in the carrying amount of the Q4 2020 Convertible Notes, a $9.7 million decrease in additional paid in capital, and a $0.7 million cumulative decrease to the opening balance of its accumulated deficit as of January 1, 2021, net of tax effects.

The issuances under the Convertible Notes are as follows:

	Maturity Date of June 10, 2021
in thousands	Principal	Interest Rate
June 10, 2019	$12,950	2.37%
June 12, 2019	500	2.37%
June 13, 2019	400	2.37%
July 19, 2019	235	2.13%
July 25, 2019	750	2.13%

Total	$14,835

	Maturity Date of October 01, 2021
in thousands	Principal	Interest Rate
October 01, 2019	$14,000	1.69%
February 06, 2020	6,000	1.59%
February 12, 2020	5,000	1.59%
February 28, 2020	6,900	1.59%
October 29, 2020	1,500	1.85%
November 12, 2020	5,940	1.85%
November 16, 2020	1,162	1.85%
November 19, 2020	3,338	1.85%
December 01. 2020	160	1.85%
December 11, 2020	1,000	1.85%

Total	$45,000

Settlement of Convertible Notes

On January 28, 2021, the Company entered a stock purchase agreement with certain investors to close the issuance of Series C convertible preferred stock at a cash purchase price of $6.62 per share and settle all outstanding Convertible Notes through Series C convertible preferred stock at a conversion price of $1.33 or $1.71 per share (“Series C Financing”). The Company issued 38,323,292 shares of Series C Convertible Preferred Shares for conversion of outstanding Convertible Notes of $61.0 million. Per share prices of $1.33 and $1.71 were determined by conversion price upon Next Equity Financing in the respectively Convertible Notes agreements.

Settlement of June 2019 Convertible Notes

The June 2019 Convertible Notes were settled pursuant to the contractual conversion upon the Next Equity Financing feature with such financing yielding at least $20 million in a single transaction. Series C Financing qualified as the Next Equity Financing for the June 2019 Convertible Notes, therefore the June 2019 Convertible Notes were settled and converted in accordance with their original conversion terms. The Company credited the net carrying amount of the June 2019 Convertible Notes of $14.5 million, including any unamortized debt discount, to Series C convertible preferred stock with no gain or loss recognized. Accrued and unpaid interest of $0.6 million was also converted and credited to Series C convertible preferred stock upon settlement.

Settlement of October 2019 Convertible Notes

The October 2019 Convertible Notes were settled based on negotiated terms between the Company and the note holders as the Series C Financing did not meet the definition of Next Equity Financing for the October 2019 Convertible Notes, which requires at least $50 million raised in cash in a single transaction. The note holders agreed to settle their October 2019 Convertible Notes based on the same mechanism as automatic conversion upon Next Equity Financing. The settlement occurred upon the closing of the Series C Financing. The Company assessed the economics of the settlement of the October 2019 Convertible Notes and concluded that it should be treated as a privately negotiated debt redemption/settlement transaction where debt extinguishment accounting should be applied. Therefore, the Company derecognized the net carrying amount, including any unamortized debt discount, of the October 2019 Convertible Notes of $42.6 million and recognized the Series C convertible preferred stock issued specifically to settle the October 2019 Convertible Notes at fair value as the reacquisition consideration. Accrued and unpaid interest of $0.6 million was settled and not paid in cash and therefore it was included in calculating the extinguishment loss. The difference between the net carrying amount of the October 2019 Convertible Notes, plus accrued and unpaid interest, and the reacquisition consideration was recorded as a loss on extinguishment within other income, net in the Condensed Consolidated Statement of Operations.

The Company issued in aggregate 26,727,308 shares of Series C convertible preferred stock to settle the October 2019 Convertible Notes. The fair value of the Series C convertible preferred stock was determined to be $177 million using the cash purchase price of $6.62 per share on January 28, 2021. These October 2019 Convertible Notes had a carrying amount plus accrued and unpaid interest of $43.2 million upon settlement. The difference of $133.8 million was recognized as a loss on extinguishment on the Company’s Condensed Consolidated Statement of Operations for the three months ended March 31, 2021.

The scheduled principal maturities of the Company’s debt obligations as of March 31, 2021 are as follows:

in thousands	2021 (remaining nine months)	2022	2023	2024	Thereafter	Total
Term loan	$900	$1,200	$400	$—	$—	$2,500
Equipment advances	2,100	837	—	—	—	2,937
PPP note	—	4,850	—	—	—	4,850
Convertible notes	—	—	—	—	—	—

	$3,000	$6,887	$400	$—	$—	$10,287

Note 6 — Long-Term Debt

The Company’s debt obligations consist of the following:

	As of December 31,
	2020		2019
in thousands	Principal	Unamortized Discount	Principal	Unamortized Discount
Term loan	$2,800	$—	$3,000	$—
Equipment advances	3,636	—	5,036	—
Paycheck Protection Program note	4,850	—	—	—
Convertible notes	59,835	12,200	28,835	3,498

Total debt	71,121		36,871
Less: debt discount	(12,200)		(3,498)
Less: current portion	(51,635)		(1,600)

Total long-term debt book value, net	$7,286		$31,773

Debt issuance costs were not material for any debt obligations individually, or in the aggregate, for the issuances of the above debt obligations as of December 31, 2020. Therefore, debt issuance costs were expensed upon the issuance of respective debt obligations. The Company is in compliance with all financial covenants required by the loans as of December 31, 2020. Interest expense recorded due to the accretion of debt discount amounted to $4.5 million and $0.7 million for the years ended December 31, 2020 and 2019, respectively.

Current portion of long-term debt includes those principal balances and unamortized debt discount expected to be repaid within twelve months from December 31, 2020 and 2019.

Term Loan and Equipment Advances

On December 25, 2018, the Company entered into a loan agreement (the “2018 Loan Agreement”) with Silicon Valley Bank (“SVB”). Pursuant to the 2018 Loan Agreement, the Company can borrow up to a total of $3.0 million term loans (“2018 Term Loans”) and $7.0 million equipment loans (“2018 Equipment Advances”) with access period ending on April 30, 2020 for 2018 Term Loans and June 30, 2019 for 2018 Equipment Advances. For the 2018 Term Loans, monthly payments of interest only were required to be made commencing on the first day of the month following the month in which the funding occurs with respect to such term loan, and continuing thereafter on the first day of each successive calendar month, through April 30, 2020. Commencing May 1, 2020 and continuing thereafter on the first day of each successive calendar month through its maturity date, monthly payments of equal principal and accrued interest are required to be remitted. For each equipment advance, commencing on the first day of the month following the month in which the funding date occurs with respect to such equipment advance, and continuing thereafter on the first day of each successive calendar month through its equipment maturity dates, monthly payments of equal principal and accrued interest are required to be remitted. The 2018 Term Loans bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.5% above the Prime Rate. The 2018 Equipment Advances bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.0% above the Prime Rate. As of December 31, 2019, the interest rate is 6.25% for the 2018 Term Loans and 5.75% for the 2018 Equipment Advances. As of December 31, 2020, the interest rate for the 2018 Term Loans and the 2018 Equipment Advances is 5.25%. The Prime Rate is defined as the rate of interest per annum from time to time published in the money rates section of The Wall Street Journal or any successor publication. Interest is payable monthly and compounded monthly based on a 360-day year.

Borrowings under the 2018 Loan Agreement are secured by a security interest in all goods, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles, accounts, documents, instruments, chattel paper, cash, deposit accounts, fixtures, letters of credit rights , securities, and all other investment property, supporting obligations, and financial assets, whether now owned or hereafter acquired, wherever located.

In connection with the execution of the 2018 Loan Agreement, the Company entered into a 2018 warrant agreement which granted certain warrants to SVB (the “Warrants”). The Warrants were issued in one initial tranche on December 25, 2018 and three subsequent tranches in 2019 each time the Company made an additional debt draw under the 2018 Loan Agreement. Pursuant to the warrant agreement, SVB has the option to purchase an aggregate of 722,586 shares of Class A common stock. The warrants have a weighted average exercise price of $0.16 per share and are exercisable for a period of 10 years. The Company accounted for all the Warrants issued as equity instruments since the Warrants are indexed to the Company’s common shares and meet the criteria for classification in stockholders’ equity. The Company concluded that the fair value of the Warrants issued at inception is de minimis, therefore, the Company did not record it in the consolidated financial statements.

On April 2, 2020, the Company received a six-month deferral for all principal payments for the Company’s term loans and equipment advances with Silicon Valley Bank. The amount of principal deferred into 2021 amounted to $2.0 million.

The issuances under the 2018 Term Loan and 2018 Equipment Advances are as follows:

in thousands	Principal	Maturity Date
Term Loan	$3,000	April 1, 2023
Equipment Advances – January 31, 2019 Issuance	2,410	January 1, 2022
Equipment Advances – April 29, 2019 Issuance	2,428	April 1, 2022
Equipment Advances – June 27, 2019 Issuance	2,162	June 1, 2022

Total	$10,000

Paycheck Protection Program Note (“PPP Note”)

On April 20, 2020, the Company received loan proceeds of approximately $4.9 million under the Paycheck Protection Program (“PPP”), offered by the U.S. Small Business Administration (the “SBA”) pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Note proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves, rent and utilities, and mortgage interest payments. The PPP Note is subject to forgiveness to the extent proceeds are used for payroll costs, including payments required to continue group health care benefits, and certain rent, utility, and mortgage interest expenses (collectively, “Qualifying Expenses”), pursuant to the terms and limitations of the PPP Note.

The Company used the PPP Note amount intended for Qualifying Expenses. However, no assurance is provided that the Company will obtain forgiveness of the PPP Note in whole or in part. The interest rate on the PPP Note is a fixed rate of 1% per annum. The PPP Note matures in two years. As of December 31, 2020, the Company is applying for forgiveness.

Convertible Notes

From June 2019 through July 2019, the Company issued $14.8 million of convertible promissory notes (the “June 2019 Convertible Notes”) to certain investors. The June 2019 Convertible Notes mature on June 10, 2021 and accrue interest at 2.37% or 2.13%, compounded annually on basis of 360-days year of twelve 30-day months. Principal and any accrued but unpaid interest are due and payable at maturity.

From October 2019 through December 2020, the Company issued $45.0 million of convertible promissory notes (the “October 2019 Convertible Notes”) to certain investors (the “Convertible Notes”, collectively with the “June 2019 Convertible Notes”). The October 2019 Convertible Notes mature on October 01, 2021 and accrue interest at 1.69%, 1.59% or 1.85%, compounded annually on basis of 360-days year of twelve 30-day months. Principal and any accrued but unpaid interest are due and payable at maturity.

Pursuant to the terms of the Convertible Notes, the Convertible Notes will convert, including outstanding principal and any accrued but unpaid interest, with no fractional shares and proper notice based on the below:

Maturity: Upon maturity, convert into the shares issued in the then most recent Preferred Stock financing at the lowest price per share of such shares in such financing at the option of the holders.

Next Equity Financing: Upon the Company’s next equity financing yielding at least $20 million in a single transaction for the June 2019 Convertible Notes and $50 million in a single transaction for the October 2019 Convertible Notes (“Next Equity Financing”), the Convertible Notes shall automatically convert into those equity securities issued at a price lesser of 80% of the qualified financing price or a per share price reflecting a pre-money, fully-diluted valuation of $350 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.

Change of Control: In the event of a change of control, immediately prior, the note shall convert into cash equal to 1.5 times the outstanding principal and any accrued but unpaid interest or at the option of the holder convert into common stock at a price per share equal to the lesser of 80% of the change of control price per common stock or a per share price reflecting a pre-money, fully-diluted valuation of $500 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.

Upon maturity, the holders of the Convertible Notes have the option to extend the maturity date for another 2 years.

The Company determined that the contingent share-settled redemption upon the Next Equity Financing or Change of Control at 80% of the next round price and the contingent redemption upon Change of Control at 1.5 times of the outstanding principal and accrued interest were embedded derivatives (“Redemption Obligation”) that required bifurcation as derivative liabilities as well as upon issuance a reduction in the carrying value of the underlying note. The Company measures the bifurcated compound derivative at fair value based on significant inputs not observable in the market, which causes them to be classified as Level 3 measurements within the fair value hierarchy. Redemption Obligation derivatives are determined to be material at each issuance date. The bifurcated derivative was bifurcated from each note at the amount of the fixed premium, and the expected premium based on likelihood of the Next Equity Financing at different dates which result in differing levels of premium.

The Company has presented embedded derivative and the Convertible Notes on a combined basis within the Company’s Consolidated Balance Sheets as of December 31, 2020 and 2019. The following tables present changes in fair value of the embedded compound derivative (associated with the Company’s Convertible Notes) for the years ended December 31, 2020 and 2019:

	Embedded Derivative in Convertible Notes
in thousands	2020	2019
Balance — beginning of year	$4,698	$—
Additions	3,447	4,234
Measurement adjustments	(8,145)	464

Balance — end of year	$—	$4,698

The measurement adjustments are recognized in other income, net within the Company’s Consolidated Statements of Operations for the years ended December 31, 2020 and 2019. To determine the fair value of the embedded derivatives, the Company used an income approach considering potential future conversion and calibrated a discount rate to be consistent with the price paid at Issuance. The income approach considered assumptions including preferred stock values, volatilities, risk free rates, and discount rates/additional discount factors calibrated to be consistent with the price paid at Issuance. Additionally, other key assumptions included probability and timing of financing or the note remaining outstanding through maturity. The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of embedded derivative at each issuance:

At Issuance	June 2019 Convertible Notes	October 2019 Convertible Notes	Q4 2020 Convertible Notes
Preferred stock value	$1.30	$1.30	$1.98 – 2.32
Risk free rates	1.8% – 2.0%	0.9% – 1.8%	0.1%
Risk-adjusted discount rate	15.0%	15.0%	15.0%
Additional discount factor	0.1% – 0.9%	0.9% – 4.7%	4.7%
Preferred volatility	15.3%	15.3%	20%

The Company assessed whether an immediate beneficial conversion feature (“BCF”) existed with regards to the non-contingent conversion option upon maturity to convert the notes into the shares issued in the most recent Preferred Stock financing (i.e., Series B Preferred Stock) at the issuance of the Notes. A beneficial conversion feature exists when convertible instruments are issued with an initial “effective conversion price” that is less than the fair value of the underlying stock. The Company determined that there was no BCF associated with such conversion feature upon issuance except for convertible notes issued on October 29, 2020, November 12, 2020, November 16, 2020, November 19, 2020, December 01, 2020 and December 11, 2020 (“Q4 2020 Convertible Notes”). No BCF was recognized as of December 31, 2019.

At the commitment date, the Company determined the conversion feature related to the Q4 2020 Convertible Notes to be beneficial to the investors. The following table summarizes the calculation of the BCF as of the issuance dates of the notes, which continues to be presented in additional paid in capital as of December 31, 2020:

				As of December 31, 2020
	Effective Conversion Price	Fair Value of Series B Preferred Stock	Number of Shares upon Conversion	BCF in thousands
October 29, 2020	$1.33	$2.32	1,125,281	$1,113
November 12, 2020	1.33	2.32	4,456,114	4,407
November 16, 2020	1.33	2.32	871,378	862
November 19, 2020	1.33	2.32	2,504,466	2,476
December 01, 2020	1.33	2.32	120,030	119
December 11, 2020	1.33	2.32	750,188	742

Total				$9,719

For the year ended December 31, 2020, the Company recorded a total BCF of $9.7 million, representing the intrinsic value of the in-the-money portion of the non-contingent conversion option upon maturity, in equity, with an offsetting reduction to the carrying amount of the convertible notes as a debt discount upon issuance. The debt discount resulting from the accounting for a beneficial conversion option is amortized using the effective yield interest method over the term of notes.

Upon issuance, the sum of the BCF and the fair value of embedded derivative, were recorded as a debt discount to the Q4 2020 Convertible Notes. Interest expense recorded due to the accretion of debt discount associated with the BCF amounted to $0.7 million for the year ended December 31, 2020.

The issuances under the Convertible Notes are as follows:

	Maturity Date of June 10, 2021
in thousands	Principal	Interest Rate
June 10, 2019	$12,950	2.37%
June 12, 2019	500	2.37%
June 13, 2019	400	2.37%
July 19, 2019	235	2.13%
July 25, 2019	750	2.13%

Total	$14,835

	Maturity Date of October 01, 2021
in thousands	Principal	Interest Rate
October 01, 2019	$14,000	1.69%
February 06, 2020	6,000	1.59%
February 12, 2020	5,000	1.59%
February 28, 2020	6,900	1.59%
October 29, 2020	1,500	1.85%
November 12, 2020	5,940	1.85%
November 16, 2020	1,162	1.85%
November 19, 2020	3,338	1.85%
December 01. 2020	160	1.85%
December 11, 2020	1,000	1.85%

Total	$45,000

The fair value of the Convertible Notes approximates carrying amounts as of December 31, 2019 as the notes were issued at par. As of December 31, 2020, the fair value of the Convertible Notes was approximately $297.2 million on an as converted basis given the expectation of the near term next round preferred financing.

The scheduled principal maturities of the Company’s debt obligations as of December 31, 2020 are as follows:

in thousands	2021	2022	2023	2024	Thereafter	Total
Term loan	$1,200	$1,200	$400	$—	$—	$2,800
Equipment advances	2,800	836	—	—	—	3,636
PPP note	—	4,850	—	—	—	4,850
Convertible notes	59,835	—	—	—	—	59,835

	$63,835	$6,886	$400	$—	$—	$71,121